Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash	$ 398,450		$ 398,450		$ 259,212	$ 1,155,343
Cash FDIC insured amount	250,000		250,000		250,000
Cash uninsured amount	81,313		81,313		1,850	905,343
Prepaid expense	73,411		73,411		6,321	2,903
Depreciation expense	1,067	$ 753	1,725	$ 1,293	3,499	2,160
[custom:CapitalizedComputerSoftware-0]					168,513	0
Amortization of capitalized software costs	21,858	4,937	38,438	6,804	25,899	0
Capitalized software	295,178	142,614	295,178	142,614	142,614	0
Net of accumulated amortization	64,337		64,337		25,899	0
Impairment of capitalized software costs					0
Cash and cash equivalents	398,450		398,450		259,212
Capitalized development cost	230,842		230,842		142,614
Interest and penalties			0		$ 0
Software Development [Member]
Property, Plant and Equipment [Line Items]
Capitalized development cost	$ 126,665	$ 73,138	$ 126,665	$ 73,138